CTIVP® – Westfield Select Large Cap Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Select Large Cap Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 11.2%
Interactive Media & Services 11.2%
Alphabet, Inc., Class A	514,830	79,613,311
Meta Platforms, Inc., Class A	167,045	96,278,056
Total		175,891,367
Total Communication Services		175,891,367
Consumer Discretionary 9.9%
Automobiles 2.0%
Tesla, Inc.(a)	118,590	30,733,785
Broadline Retail 5.9%
Amazon.com, Inc.(a)	482,674	91,833,555
Hotels, Restaurants & Leisure 2.0%
DraftKings, Inc., Class A(a)	954,700	31,705,587
Total Consumer Discretionary		154,272,927
Financials 9.9%
Banks 1.8%
Bank of America Corp.	664,500	27,729,585
Capital Markets 5.1%
Ares Management Corp., Class A	249,540	36,585,060
LPL Financial Holdings, Inc.	86,560	28,317,238
Robinhood Markets, Inc., Class A(a)	348,740	14,514,559
Total		79,416,857
Insurance 3.0%
Progressive Corp. (The)	166,159	47,024,658
Total Financials		154,171,100
Health Care 9.8%
Biotechnology 7.6%
Ascendis Pharma A/S ADR(a)	631,977	98,499,935
Legend Biotech Corp., ADR(a)	581,100	19,716,723
Total		118,216,658
Pharmaceuticals 2.2%
Eli Lilly & Co.	42,250	34,894,698
Total Health Care		153,111,356
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.2%
Aerospace & Defense 9.9%
Axon Enterprise, Inc.(a)	125,970	66,253,921
Howmet Aerospace, Inc.	224,370	29,107,520
TransDigm Group, Inc.	42,600	58,928,154
Total		154,289,595
Construction & Engineering 1.4%
Comfort Systems U.S.A., Inc.	66,220	21,344,693
Electrical Equipment 1.9%
GE Vernova, Inc.	98,690	30,128,083
Total Industrials		205,762,371
Information Technology 40.8%
IT Services 1.0%
MongoDB, Inc.(a)	93,300	16,364,820
Semiconductors & Semiconductor Equipment 10.8%
Broadcom, Inc.	181,120	30,324,922
NVIDIA Corp.	1,275,380	138,225,684
Total		168,550,606
Software 20.3%
Atlassian Corp., Class A(a)	186,500	39,577,165
Check Point Software Technologies Ltd.(a)	165,740	37,775,461
Microsoft Corp.	306,032	114,881,353
Monday.com Ltd.(a)	71,240	17,322,718
Procore Technologies, Inc.(a)	382,840	25,275,097
Salesforce, Inc.	126,280	33,888,501
ServiceNow, Inc.(a)	61,050	48,604,347
Total		317,324,642
Technology Hardware, Storage & Peripherals 8.7%
Apple, Inc.	609,640	135,419,333
Total Information Technology		637,659,401

CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Westfield Select Large Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.5%
Containers & Packaging 1.5%
International Paper Co.	449,160	23,962,686
Total Materials		23,962,686
Total Common Stocks (Cost $1,425,971,235)		1,504,831,208

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	57,318,011	57,306,547
Total Money Market Funds (Cost $57,303,170)		57,306,547
Total Investments in Securities (Cost: $1,483,274,405)		1,562,137,755
Other Assets & Liabilities, Net		(57,369)
Net Assets		1,562,080,386
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	33,232,265	152,468,469	(128,397,564)	3,377	57,306,547	(63)	277,954	57,318,011
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7035_12_D01_(05/25)